17. LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES
17.	LEASES

The Company is lessee in several lease agreements for forest lands, offices, distribution centers, outgrowers, vehicles, among others. Some contracts have a renewal option for an additional period at the end of the agreement, established by contractual amendments. Automatic renewals or renewals for undetermined periods are not allowed.

The contract clauses mentioned, with respect to renewal, readjustment and purchase option, are contracted according to market practices. In addition, there are no clauses of contingent payments or restrictions on dividends distribution, payments of interest on shareholders’ equity or obtaining debt.

17.1.	Right-of-use assets

The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 12 and 13).

	Average rate (1)	12.31.19	Additions	Disposals	Transfers	Exchange rate variation	12.31.20
Cost
Land		22,790	5,900	(961)	20,751	181	48,661
Buildings		2,615,883	287,451	(86,557)	(2,487)	47,626	2,861,916
Machinery and equipment		115,173	5,518	(8,289)	-	191	112,593
Vehicles		207,443	165,699	(54,260)	-	26,036	344,918
Software		55,705	72,766	(35,625)	(18,264)	-	74,582
		3,016,994	537,334	(185,692)	-	74,034	3,442,670

Depreciation
Land	16.32%	(5,086)	(6,861)	813	(1,799)	(593)	(13,526)
Buildings	29.11%	(512,836)	(464,159)	85,042	(6,765)	(16,098)	(914,816)
Machinery and equipment	42.48%	(96,958)	(17,865)	7,610	-	(103)	(107,316)
Vehicles	26.39%	(57,357)	(71,768)	41,024	-	(13,394)	(101,495)
Software	45.21%	(44,815)	(32,422)	35,625	8,564	-	(33,048)
		(717,052)	(593,075)	170,114	-	(30,188)	(1,170,201)
		2,299,942	(55,741)	(15,578)	-	43,846	2,272,469

(1)	Weighted average annual rate.

	Average rate (1)	12.31.18	Initial adoption IFRS 16	Additions	Disposals	Exchange rate variation	Transfers	12.31.19
Cost
Land		-	23,453	-	(421)	(42)	(200)	22,790
Buildings		214,171	2,278,982	216,514	(119,540)	4,650	21,106	2,615,883
Machinery and equipment		129,589	1,182	4,110	(13,321)	28	(6,415)	115,173
Facilities		14,492	-	-	-	-	(14,492)	-
Vehicles		-	94,065	119,422	(8,751)	2,707	-	207,443
Software		68,424	61	(6,998)	(50,160)	-	44,378	55,705
		426,676	2,397,743	333,048	(192,193)	7,343	44,377	3,016,994

Depreciation
Land	22.31%	-	-	(5,134)	27	21	-	(5,086)
Buildings	17.79%	(74,527)	-	(429,600)	1,948	(644)	(10,013)	(512,836)
Machinery and equipment	36.32%	(75,422)	-	(39,361)	9,545	(8)	8,288	(96,958)
Facilities	-	(1,725)	-	-	-	-	1,725	-
Vehicles	34.32%	-	-	(58,325)	1,502	(534)	-	(57,357)
Software	67.81%	(57,486)	-	(37,489)	50,160	-	-	(44,815)
		(209,160)	-	(569,909)	63,182	(1,165)	-	(717,052)
		217,516	2,397,743	(236,861)	(129,011)	6,178	44,377	2,299,942

(1)	Weighted average annual rate.
17.2.	Lease liabilities

	WAM (1)	12.31.19	Additions	Payments	Interest paid	Interest accrued	Disposals	Transfers	Exchange rate variation	12.31.20
Land	4.7	20,355	5,900	(5,819)	(4,716)	4,716	(1,729)	18,811	350	37,868
Buildings	3.4	2,227,026	310,204	(425,594)	(99,426)	170,763	(762)	(18,238)	31,434	2,195,407
Machinery and equipment	1.8	25,687	5,518	(26,776)	(13,285)	13,285	(755)	8	91	3,773
Vehicles	2.2	156,975	165,699	(64,674)	(15,231)	15,231	(14,155)	(581)	13,159	256,423
Software	1.6	1,137	72,767	(30,693)	(3,967)	3,966	-	-	-	43,210
		2,431,180	560,088	(553,556)	(136,625)	207,961	(17,401)	-	45,034	2,536,681

Current		376,628								383,162
Non-current		2,054,552								2,153,519

(1)	Weighted average maturity in years.

	WAMT (1)	12.31.18	Initial adoption IFRS 16	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.19

Land	5.5	-	17,166	6,287	(4,505)	(762)	2,909	(421)	(319)	20,355
Buildings	4.3	167,012	2,278,982	216,514	(410,466)	(85,940)	167,689	(111,134)	4,369	2,227,026
Machinery and equipment	1.3	66,534	1,182	4,110	(42,216)	(17,756)	17,757	(3,898)	(26)	25,687
Vehicles	2.0	-	94,065	119,422	(51,263)	(11,359)	11,359	(7,438)	2,189	156,975
Software	1.3	8,263	61	37,379	(44,567)	(85)	86	-	-	1,137
		241,809	2,391,456	383,712	(553,017)	(115,902)	199,800	(122,891)	6,213	2,431,180

Current		75,293								376,628
Non-current		166,516								2,054,552

(1)	Weighted average maturity in years.
17.3.	Lease liabilities maturity schedule

The maturity schedule of the minimum required future payments are presented below:

12.31.20
Current	383,162
Non-current	2,153,519
2022	475,563
2023	367,486
2024	289,775
2025	203,854
2026 onwards	816,841
2,536,681

17.4.	Incremental borrowing rate

The Company uses nominal incremental borrowing rates to measure its lease liabilities. The nominal and real interest rates are presented below:

	12.31.20		12.31.19
Contract Terms	Nominal rate % p.a.	Real rate % p.a.	Nominal rate % p.a.	Real rate % p.a.
1 year	5.69%	1.05%	8.46%	4.97%
2 years	5.96%	2.61%	9.49%	5.37%
3 years	6.80%	2.53%	10.60%	6.28%
4 years	8.50%	4.56%	11.43%	7.01%
5 years	8.98%	4.40%	11.84%	7.28%
6 years	-	-	12.13%	7.48%
8 years	10.47%	5.71%	12.43%	7.67%
9 years	10.75%	5.97%	12.51%	7.78%
10 years	11.39%	6.64%	12.61%	7.84%
11 years	-	-	12.68%	7.86%
13 years	11.68%	7.38%	12.81%	7.93%
14 years	11.84%	7.13%	12.86%	7.96%
15 years	-	-	12.90%	7.97%
18 years	-	-	13.01%	8.03%
20 years	13.26%	9.00%	13.12%	8.12%

The nominal rates presented above as of December 31, 2020 refer to the incremental borrowing rates used in contracts recognized during the year ended on December 31, 2020 and the rates as of December 31, 2019 refer to the rates used in contracts recognized during the year ended on December 31, 2019.

17.5.	Amounts recognized in the statement of income

The amounts directly recognized in the statement of income presented below relate to items exempt of recognition: low-value assets, short-term leases and leases with variable payments.

	12.31.20	12.31.19
Variable payments not included in the lease liabilities	300,949	222,096
Expenses related to short-term leases	162,313	226,010
Expenses related to low-value assets	3,531	4,890
	466,793	452,996

17.6.	Sale-and-leaseback transactions

During the year ended on December 31, 2020 four sale-and-leaseback transactions of grain warehouses were concluded. These warehouses are located in: (i) Campo Erê – Santa Catarina, (ii) Pato Branco, (iii) Medianeira, and (iv) Paranaguá both in the state of Paraná; which were analyzed within of IFRS 16 premises. The right-of-use assets and lease liabilities of each contract were recognized and are presented in the additions of the Buildings class, with the following amounts: right-of-use asset of R$13,473 and lease liability of R$36,245. A gain was recognized under Other operating income in the amount of R$23,849.